PREPAID AND OTHER CURRENT ASSETS, NET	6 Months Ended
Jun. 30, 2022
PREPAID AND OTHER CURRENT ASSETS, NET
PREPAID AND OTHER CURRENT ASSETS, NET

7. PREPAID AND OTHER CURRENT ASSETS, NET

Prepaid and other current assets consisted of the following:

	As of
	June 30, 2022	December 31, 2021
	RMB	RMB
	Unaudited
Amount due from Xihua Group (Note i)	49,800	49,800
Receivable from Zhenjiang operating rights (Note ii)	35,000	35,000
Prepaid input value-added tax	2,294	3,651
Staff advances	2,382	2,496
Rental deposits	1,946	1,289
Prepayments to suppliers	7,937	5,799
Loans to third parties (Note iii)	4,356	4,188
Others (Note iv)	6,482	7,737
Total before allowance for doubtful accounts	110,197	109,960
Less: allowance for doubtful accounts	(70)	(70)
Total	110,127	109,890

Allowance for doubtful accounts:

	As of
	June 30, 2022	December 31, 2021
	RMB	RMB
	Unaudited
Balance at beginning of year/period	(70)	(70)
Addition (Note v)	—	(869)
Written off (Note v)	—	869
Balance at end of year/period	(70)	(70)

(Note i) A payable balance amounted to RMB 49,800 was recorded by a VIE’s subsidiary prior to its acquisition by the Group, and such payable was indemnified by Xihua Investment Group (“Xihua Group). No provision was made for the indemnity. The indemnity balance was still outstanding as of the date of issuance of the financial statements.

(Note ii) The balance represented the prepaid operating rights to the Zhenjiang Foreign Language School and Zhenjiang International School. The Group started a negotiation of returning the operating right back to the original owner Zhenjiang Education Investment Center in the third quarter of 2011. As a result, the prepaid operating rights have been reclassified as receivable since then. As of June 30, 2022 and December 31, 2021, the payable balance to Zhenjiang Foreign Language School amounted to RMB 35,000 and RMB 35,000, respectively (see Note 10 -Accrued and Other Liabilities); therefore, no provision was made. As of the date of issuance of the financial statements, the negotiation was still in progress.

(Note iii) On March 30 and May 20, 2021, Beijing Ambow Shengying Education and Technology Co., Ltd. (“Ambow Shengying”) and Ambow Education Inc. entered into loan agreements with Beijing Yisen Technology Service Co., Ltd. (“Yisen”) to lend cash in RMB 1,000 and US$ 500 to Yisen, respectively. The loans are interest free and with one-year terms. The loan agreements are without any requirements for collateral or pledge on the loans. No allowance upon such loans were provided during the six months ended June 30, 2022 and 2021, respectively.

(Note iv) Others mainly included inventory, prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous items with trivial amounts.

(Note v) Addition of allowance during the year of 2021 was mainly provided against third parties due to the remote recoverability, and was written off in the year after all collection efforts being exhausted and the potentials for recovery was remote. No allowance was provided and/or written off in the six months ended June 30, 2022.